Investment Strategy - Burney U.S. Equity Select ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Burney U.S. Equity Select ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed common stocks of any market capitalization and equity ETFs that provide exposure to such stocks. Security selection is guided by a proprietary model developed by The Burney Company, the sub-adviser to the Fund (the “Sub-Adviser”).
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund considers “equity securities” to include common stocks and ETFs that principally invest in common stocks. The Fund considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the United States; (ii) at least 50% of the company’s revenue is generated in the United States; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the United States; or (iv) the company’s securities are traded principally in the United States.
The Sub-Adviser primarily uses a quantitative stock selection style of investing. Security selection is informed by the use of the Sub-Adviser’s proprietary quantitative stock selection model that rates stocks on key valuation, growth, profitability, quality, and momentum factors.
The Sub-Adviser’s investment decisions are also informed by monthly signals (“Signals”) obtained from a third-party research provider specializing in quantitative equity strategies that assesses the likelihood of a company’s quarterly revenue exceeding (“beating”) analyst estimates. The Signals are derived from an alternative data set focused on a company’s digital footprint, including traffic on a company’s website, engagement with company apps, and a company’s social media activity. The Signals also use more traditional financial inputs like a company’s reported earnings per share and revenue along with Wall Street analysts’ estimates for those metrics. Such information is analyzed by the research provider using machine learning to produce the Signals.
While the Sub-Adviser’s proprietary stock selection process is the primary driver of the strategy, the Sub-Adviser also utilizes a modest factor rotation style of investing to determine the Fund’s allocation to market-capitalization and growth/value factors. By using a modest factor rotation the Sub-Adviser expects the Fund’s portfolio will gradually change its allocations to the four factors over time, generally avoiding abrupt changes to the Fund’s size and style allocations. The allocations are based on the Sub-Adviser’s research to identify periods when each factor is likely to be favored, which creates a target weight of large vs. small capitalization companies and growth vs. value companies for the overall portfolio. While mid-cap securities are not their own factor, mid-cap securities are included within the small cap factor. The Sub-Adviser classifies stocks as growth or value in accordance with Standard & Poor’s methodology, which uses growth factors, such as earnings per share growth and sales per share growth, along with value factors like book value to price ratio, earnings to price ratio, and sales to price ratio to label companies as growth or value. The Fund will always have an allocation to each factor (i.e., large and small capitalization companies and growth and value companies).
The Sub-Adviser uses a portfolio optimizer tool to select the most attractive stocks based on the attributes described above and that fit within the factor targets (including a tolerance of plus or minus 10% from a factor’s target weight). Once the optimizer’s suggested holdings have been generated, the Sub-Adviser qualitatively assesses the model portfolio and may override certain securities recommended by the portfolio optimizer for various reasons, including, but not limited to, a company has certain negative characteristics (e.g., litigation or other disadvantageous market factors), imminent corporate actions, or recent major business changes. In addition, during bear markets and the ensuing recovery periods, stock selection can also be informed by the Sub-Adviser’s assessment of a stock’s ability to recover stronger than the overall market based on historical recovery periods.
In addition, the Sub-Adviser may purchase individual equities or ETFs not recommended by the optimizer tool that provide exposure to common stocks that align with the Sub-Adviser’s size and style factor targets, that reflect broad-based exposure to U.S. equity securities across factors, or that, in the Sub-Adviser’s view, support the Fund’s general exposure to the valuation, growth, profitability, quality, or momentum factors targeted by the Sub-Adviser. The Fund may invest in ETFs that are affiliated with the Sub-Adviser or the Fund’s investment adviser. The Fund’s investments may include ETFs with exposure to non-U.S. companies, though such exposure is generally expected to be less than 50% of the ETF’s weight, as well as depositary receipts reflecting investments in non-U.S. companies.
The Fund is rebalanced monthly, and the Sub-Adviser generally limits portfolio turnover to not more than 37.5% per rebalance. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.